Schedule of Investments
(unaudited)
June 30, 2023
iShares
®
Expanded Tech-Software Sector ETF
1
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Entertainment — 5.6%
Activision Blizzard, Inc.
(a)
.............. 2,155,439 $ 181,703,508
Electronic Arts, Inc. ................. 784,909 101,802,697
Take-Two Interactive Software, Inc.
(a)
...... 477,708 70,299,509
353,805,714
Interactive Media & Services — 0.5%
Snap, Inc., Class A, NVS
(a)(b)
........... 3,001,105 35,533,083
Software — 93.8%
A10 Networks, Inc. .................. 193,512 2,823,340
ACI Worldwide, Inc.
(a)(b)
............... 328,067 7,601,312
Adeia, Inc. ....................... 320,989 3,534,089
Adobe, Inc.
(a)
...................... 1,163,604 568,990,720
Agilysys, Inc.
(a)(b)
................... 60,783 4,172,145
Alarm.com Holdings, Inc.
(a)
............ 150,935 7,800,321
Altair Engineering, Inc., Class A
(a)(b)
....... 161,282 12,231,627
Alteryx, Inc., Class A
(a)(b)
.............. 189,304 8,594,402
ANSYS, Inc.
(a)(b)
.................... 261,100 86,233,497
Appfolio, Inc., Class A
(a)
.............. 57,747 9,940,569
Appian Corp., Class A
(a)(b)
............. 126,347 6,014,117
AppLovin Corp., Class A
(a)
............. 381,227 9,808,971
Asana, Inc., Class A
(a)
................ 238,963 5,266,745
Aspen Technology, Inc.
(a)(b)
............. 88,052 14,758,396
Atlassian Corp., Class A
(a)(b)
............ 457,777 76,819,558
Autodesk, Inc.
(a)(b)
................... 645,220 132,018,464
Bentley Systems, Inc., Class B
(b)
......... 603,240 32,713,705
BILL Holdings, Inc.
(a)(b)
................ 288,682 33,732,492
Black Knight, Inc.
(a)
.................. 471,948 28,189,454
Blackbaud, Inc.
(a)
................... 136,762 9,734,719
BlackBerry Ltd.
(a)(b)
.................. 1,588,961 8,786,954
BlackLine, Inc.
(a)(b)
.................. 166,501 8,961,084
Box, Inc., Class A
(a)
................. 435,522 12,795,636
Braze, Inc., Class A
(a)(b)
............... 115,470 5,056,431
C3.ai, Inc., Class A
(a)(b)
............... 262,633 9,567,720
Cadence Design Systems, Inc.
(a)(b)
....... 821,568 192,674,127
Cerence, Inc.
(a)(b)
................... 123,270 3,603,182
Clear Secure, Inc., Class A ............ 249,358 5,777,625
CommVault Systems, Inc.
(a)
............ 132,612 9,630,283
Confluent, Inc., Class A
(a)(b)
............ 566,084 19,988,426
Consensus Cloud Solutions, Inc.
(a)(b)
...... 53,437 1,656,547
Crowdstrike Holdings, Inc., Class A
(a)(b)
.... 675,259 99,175,289
Datadog, Inc., Class A
(a)(b)
............. 758,733 74,644,153
Descartes Systems Group, Inc. (The)
(a)
.... 255,981 20,506,638
Digital Turbine, Inc.
(a)(b)
............... 273,772 2,540,604
DocuSign, Inc.
(a)
................... 610,068 31,168,374
Dolby Laboratories, Inc., Class A ........ 179,208 14,996,125
DoubleVerify Holdings, Inc.
(a)(b)
.......... 266,405 10,368,483
Dropbox, Inc., Class A
(a)(b)
............. 819,260 21,849,664
Dynatrace, Inc.
(a)(b)
.................. 653,628 33,642,233
E2open Parent Holdings, Inc., Class A
(a)(b)
.. 526,447 2,948,103
Elastic NV
(a)
...................... 235,704 15,113,340
Envestnet, Inc.
(a)(b)
.................. 127,286 7,554,424
Everbridge, Inc.
(a)
................... 124,109 3,338,532
Fair Isaac Corp.
(a)
................... 75,301 60,934,322
Five9, Inc.
(a)
...................... 214,593 17,693,193
Fortinet, Inc.
(a)(b)
.................... 1,963,542 148,424,140
Freshworks, Inc., Class A
(a)(b)
........... 508,503 8,939,483
Gen Digital, Inc. .................... 1,715,174 31,816,478
Gitlab, Inc., Class A
(a)
................ 199,388 10,190,721
Guidewire Software, Inc.
(a)(b)
............ 245,837 18,703,279
HashiCorp, Inc., Class A
(a)
............. 288,745 7,559,344
HubSpot, Inc.
(a)(b)
................... 149,557 79,577,784
Intapp, Inc.
(a)
...................... 66,805 2,799,798
InterDigital, Inc. .................... 81,007 7,821,226
Security
Shares
Shares Value
Software (continued)
Intuit, Inc. ........................ 842,840 $ 386,180,860
Jamf Holding Corp.
(a)(b)
............... 137,780 2,689,466
Lightspeed Commerce, Inc.
(a)(b)
.......... 412,612 6,981,395
LiveRamp Holdings, Inc.
(a)(b)
............ 196,592 5,614,668
Manhattan Associates, Inc.
(a)
........... 186,988 37,375,161
Marathon Digital Holdings, Inc.
(a)(b)
....... 507,869 7,039,064
Matterport, Inc., Class A
(a)(b)
............ 684,259 2,155,416
MeridianLink, Inc.
(a)(b)
................ 60,713 1,262,830
Microsoft Corp. .................... 1,570,611 534,855,870
MicroStrategy, Inc., Class A
(a)(b)
.......... 33,248 11,384,780
Model N, Inc.
(a)(b)
................... 104,822 3,706,506
N-able, Inc.
(a)
...................... 202,962 2,924,682
nCino, Inc.
(a)(b)
..................... 234,493 7,062,929
NCR Corp.
(a)
...................... 424,213 10,690,168
New Relic, Inc.
(a)
................... 178,599 11,687,519
Nutanix, Inc., Class A
(a)(b)
.............. 693,273 19,446,308
Open Text Corp.
(b)
.................. 814,775 33,853,901
Oracle Corp. ...................... 4,623,258 550,583,795
PagerDuty, Inc.
(a)
................... 254,533 5,721,902
Palantir Technologies, Inc., Class A
(a)(b)
.... 5,398,584 82,760,293
Palo Alto Networks, Inc.
(a)(b)
............ 911,726 232,955,110
Pegasystems, Inc. .................. 125,845 6,204,159
PowerSchool Holdings, Inc., Class A
(a)(b)
... 122,671 2,347,923
Procore Technologies, Inc.
(a)
........... 211,944 13,791,196
Progress Software Corp. .............. 131,150 7,619,815
PROS Holdings, Inc.
(a)
............... 126,681 3,901,775
PTC, Inc.
(a)(b)
...................... 320,998 45,678,015
Q2 Holdings, Inc.
(a)(b)
................. 176,849 5,464,634
Qualys, Inc.
(a)(b)
.................... 101,319 13,087,375
Rapid7, Inc.
(a)
..................... 182,646 8,270,211
RingCentral, Inc., Class A
(a)
............ 236,241 7,732,168
Riot Platforms, Inc.
(a)(b)
............... 527,246 6,232,048
Roper Technologies, Inc. .............. 321,150 154,408,920
Salesforce, Inc.
(a)(b)
.................. 2,438,109 515,074,907
Samsara, Inc., Class A
(a)(b)
............. 370,029 10,253,504
SentinelOne, Inc., Class A
(a)(b)
.......... 709,908 10,719,611
ServiceNow, Inc.
(a)(b)
................. 594,451 334,063,628
Smartsheet, Inc., Class A
(a)(b)
........... 400,661 15,329,290
SolarWinds Corp.
(a)
................. 148,265 1,521,199
Splunk, Inc.
(a)
..................... 458,996 48,694,886
Sprinklr, Inc., Class A
(a)
............... 236,828 3,275,331
Sprout Social, Inc., Class A
(a)(b)
.......... 145,567 6,719,373
SPS Commerce, Inc.
(a)(b)
.............. 110,069 21,139,852
Synopsys, Inc.
(a)
................... 458,870 199,796,587
Tenable Holdings, Inc.
(a)
.............. 346,416 15,086,417
Teradata Corp.
(a)
................... 304,851 16,282,092
Tyler Technologies, Inc.
(a)(b)
............ 126,320 52,608,490
UiPath, Inc., Class A
(a)(b)
.............. 1,080,459 17,903,206
Unity Software, Inc.
(a)(b)
............... 673,785 29,255,745
Varonis Systems, Inc.
(a)
............... 331,922 8,845,721
Verint Systems, Inc.
(a)
................ 194,803 6,829,793
VMware, Inc., Class A
(a)
.............. 632,577 90,894,989
Workday, Inc., Class A
(a)
.............. 619,978 140,046,830
Workiva, Inc., Class A
(a)(b)
............. 140,501 14,283,332
Zeta Global Holdings Corp., Class A
(a)(b)
.... 390,544 3,335,246
Zoom Video Communications, Inc., Class A
(a)
664,943 45,136,331
Zscaler, Inc.
(a)(b)
.................... 258,095 37,759,298
Zuora, Inc., Class A
(a)(b)
............... 382,703 4,198,252
5,952,507,160
Total Long-Term Investments — 99.9%
(Cost: $7,463,815,760) ........................... 6,341,845,957

Schedule of Investments
(unaudited) (continued)
June 30, 2023
iShares
®
Expanded Tech-Software Sector ETF
2
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 6.1%
BlackRock Cash Funds: Institutional, SL
Agency Shares, 5.31%
(c)(d)(e)
.......... 382,534,589 $ 382,611,096
Total Short-Term Securities — 6.1%
(Cost: $382,522,812) ............................. 382,611,096
Total Investments — 106.0%
(Cost: $7,846,338,572 ) ........................... 6,724,457,053
Liabilities in Excess of Other Assets — (6.0)% ............ (377,878,043)
Net Assets — 100.0% ..............................
$ 6,346,579,010
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.
(e)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
03/31/23
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/23
Shares
Held at
06/30/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency Shares $ 224,418,482 $ 158,233,021
(a)
$ — $ (6,837) $ (33,570) $ 382,611,096 382,534,589 $ 507,453
(b)
$ —
BlackRock Cash Funds: Treasury,
SL Agency Shares
(c)
....... 5,186,304 — (5,186,304)
(a)
— — — — 72,410 —
$ (6,837) $ (33,570) $ 382,611,096 $ 579,863 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Technology Select Sector Index ............................................ 20 09/15/23 $ 3,541 $ 16,152
Russell 2000 E-Mini Index .................................................... 11 09/15/23 1,047 5,578
$ 21,730

Schedule of Investments
(unaudited) (continued)
June 30, 2023
iShares
®
Expanded Tech-Software Sector ETF
3
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 6,341,845,957 $ — $ — $ 6,341,845,957
Short-Term Securities
Money Market Funds ...................................... 382,611,096 — — 382,611,096
$ 6,724,457,053 $ — $ — $ 6,724,457,053
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 21,730 $ — $ — $ 21,730
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares